Income tax - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Balance at beginning of the year	¥ 115,143	¥ 45,618	¥ 33,980
Additions	153,830	80,468	20,678
Reversals	19,626	10,943	9,040
Balance at end of the year	¥ 249,347	¥ 115,143	¥ 45,618